advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of advance billings and customer deposits
Gross contract liabilities	$ 780	$ 735
Reclassification to contract assets of contracts with contract liabilities less than contract assets	(115)	(133)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	(13)	(10)
Contract liabilities	$ 652	$ 592